Equity instruments	12 Months Ended
Dec. 31, 2019
Equity instruments
Equity instruments

9.   Equity instruments

a)   Breakdown

The breakdown by classification and type of Equity instruments is as follows:

	12/31/2018	12/31/2019

Classification:
Financial assets at fair value through profit or loss	2,349	5,767
Financial assets at fair value through other comprehensive income	535	642
	2,884	6,409
Type:
Shares of Mexican companies	2,884	6,409
Shares of foreign companies	—	—
	2,884	6,409

As of December 31, 2018 and 2019, 333 million pesos and 14 million pesos, respectively, of equity instruments have been received as guarantees and/or collateral in connection with the securities loan transactions within Equity instruments - Financial assets at fair value through profit or loss (see Note 31).

As of December 31, 2018, 959 million pesos of equity instruments, have been pledged in connection with securities loan transactions and are classified as restricted assets within Equity instruments - Financial assets at fair value through profit or loss. As of December 31, 2019 there were no equity instruments pledged in connection with securities loan transactions.

Note 45.a contains a breakdown of the remaining maturity periods of these assets.

b)   Changes

The changes in Financial assets at fair value through other comprehensive income - Equity instruments, were as follows:

	2017	2018	2019

Beginning balance as of January 1	326	795	535
Recognition of own equity instruments held for future equity-settled share-based payments (Note 3.4)	—	(247)	—
Transfer to non-current assets held for sale	—	—	—
Net additions/(disposals)	472	—	—
Valuation adjustments	(3)	(13)	107
Amounts reclassified to consolidated income statement	—	—	—
Balance at year-end	795	535	642

Note 28.a includes a breakdown of the valuation adjustments recognized in other comprehensive income under Valuation adjustments - Financial assets at fair value through other comprehensive income.

c)   Allowance for impairment losses

As of December 31, 2018 and 2019 and during 2017, 2018 and 2019, the Bank has not recognized any impairment on equity instruments.